Subsequent events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent events
Subsequent events

12.   Subsequent events

The Company continues to advance the development of its spinal muscular atrophy (SMA) collaboration with Roche and the SMA Foundation. The collaboration was initially funded in part by the SMA Foundation. In December 2011, the Company announced a partnership with Roche in the collaboration which provided an upfront payment of $30 million, up to $460 million in milestone payments and royalties on future sales. In August 2013, a development candidate for the program was announced which triggered a $10 million milestone payment from Roche. In January 2014, a Phase 1 clinical program was initiated which triggered a $7.5 million milestone payment from Roche. Roche is responsible for pursuing clinical development of compounds from the program consistent with a governance structure that includes representation from the Company and the SMA Foundation and then commercialization of these compounds.

On December 13, 2013, the Compensation Committee of the Company's Board of Directors approved the waiver of the remaining performance vesting triggers with respect to performance-based stock options granted to the Company's executive officers during 2013, such that 25% of the shares underlying such stock options vested on December 31, 2013, and an additional 2.0833% of the shares underlying such stock options will vest at the end of each successive month following December 31, 2013 until December 31, 2016. Approximately $0.6 million is expected to be recorded in the fourth quarter of 2013 as a result of the material modification of these stock options, which represents the incremental fair value of such modified stock options computed in accordance with ASC Topic 718 as of the date of modification.

14.   Subsequent events

On January 29, 2013, the Company entered into a financing arrangement with certain existing investors providing for the issuance by the Company of convertible promissory notes and warrants to purchase shares of Series One and Series Two. The Company issued convertible promissory notes in January and February 2013 in an aggregate principal amount of $6 million under this financing arrangement. This financing was closed in anticipation of an additional financing event, which is described in the next paragraph below.

On March 7, 2013, the Company closed a private placement of a new series of convertible preferred stock that resulted in another recapitalization event. In this private placement, the Company issued and sold an aggregate of 4,497,035 shares of Series Four senior preferred stock (Series Four) for an aggregate purchase price of approximately $54 million. In addition, the Company issued an aggregate of 502,919 shares of Series Four upon conversion of the convertible promissory notes described above that it originally issued in January and February 2013. In connection with this private placement, the Company effected a one-for-120 reverse stock split of its common stock and an exchange of outstanding shares of Series One, Series Two and Series Three into an aggregate of 6,700,487 shares of a new series of Series Five junior preferred stock (Series Five). In addition, the Company issued an aggregate of 2,095,515 shares Series Five upon the automatic exercise of the Series One and Series Two warrants described above that it originally issued in January 2013. The Company expects to account for the March 2013 Series Four financing and recapitalization as an extinguishment of its Series One, Series Two and Series Three stock and will record a gain or loss for the difference between the fair value of the new Series Four and Series Five shares over the carrying value of the Series One, Two and Three shares extinguished. The warrants to purchase shares of Series One, Two and Three issued in connection with the January 2013 convertible note financing will be recorded as a liability and remeasured each reporting period. The Company expects to record a debt discount resulting from the allocation of proceeds to the fair value of the warrants and reflect the discount as interest expense during the quarter ended March 31, 2013.

Valuation—The value of the Company was estimated using the PWERM. The PWERM considered the most significant near-term driver of value for the Company as the ability to file a MAA with the EMA for conditional approval of ataluren for the treatment of nmDMD. The Company has initiated a confirmatory Phase 3 clinical trial of ataluren for the treatment of nmDMD. If favorable, the results of the confirmatory Phase 3 clinical trial could serve as the basis for full approval by the EMA and the FDA of ataluren for the treatment of nmDMD in the European Union and the United States. The remaining scenarios in the PWERM related to funding the completion of the confirmatory Phase 3 clinical trial of ataluren for the treatment of nmDMD.

After identifying the various potential liquidity scenarios and their likely timing, a pre-money enterprise value was assigned to each scenario based on a combination of management's guidance and recent trends in the capital markets. The resulting enterprise value for each liquidity event was divided by the total shares that would be outstanding under each scenario to arrive at a price per share for the common and preferred classes of stock. Each scenario was then assigned an outcome probability based on management's estimates. The resulting probability weighted share values were then discounted to present value at a rate that reflects general industry risks (but not Company specific risks).

The rights and preferences of the shares of Series Four and Five are as follows:

Dividends—The holders of Series Four and Series Five, in preference to the holders of common stock, are entitled to noncumulative dividends when and if declared by the Board of Directors.

Liquidation—Upon the liquidation, dissolution, reorganization or winding-up of the Company, the holders of Series Four will be entitled to receive, before any distribution or payment is made to any other class of security, an amount equal to the original issuance price, plus all declared, but unpaid, dividends. To the extent there are excess assets to distribute, the holders of Series Five will be entitled to receive, before any distribution or payment is made to the holders of the common stock, an amount equal to the stated liquidation preference, plus all declared, but unpaid, dividends. To the extent there are remaining assets to distribute, the holders of common stock will be entitled to receive such remaining assets.

Voting—Each holder of Series Four and Series Five are entitled to cast the number of votes into which such holder's shares would convert. Except as required by law, holders of common stock have limited voting rights. Additionally, except as required by law, and except in certain enumerated circumstances, holders of Series Four and Series Five shall vote together with the holders of common stock as a single class.

Conversion—Each share of Series Four and Series Five is convertible at any time at the option of the holder into one share of common stock. These conversion ratios are subject to adjustment for certain dilutive events, including certain types of stock splits or stock dividends or future recapitalizations.

On March 5, 2013, the Company's Board of Directors approved the 2013 Stock Incentive Plan, which provides for the granting of stock option awards, stock appreciation rights, restricted stock, restricted stock units and other stock-based in the aggregate of 739,937 shares of Common Stock (calculated after the one-for-120 reverse stock split of its common stock). On March 5, 2013, the Board approved a grant of 735,324 shares of restricted stock and 4,613 stock options. There are no additional shares available for issuance under this plan.